INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS (Details) - Number	Mar. 31, 2019	Mar. 31, 2018
Number Of Operating Partnerships [Line Items]
Number Of Operating Partnerships	127	169
Series Twenty [Member]
Number Of Operating Partnerships [Line Items]
Number Of Operating Partnerships	0	2
Series Twenty One [Member]
Number Of Operating Partnerships [Line Items]
Number Of Operating Partnerships	0	0
Series Twenty Two [Member]
Number Of Operating Partnerships [Line Items]
Number Of Operating Partnerships	0	3
Series Twenty Three [Member]
Number Of Operating Partnerships [Line Items]
Number Of Operating Partnerships	0	3
Series Twenty Four [Member]
Number Of Operating Partnerships [Line Items]
Number Of Operating Partnerships	4	5
Series Twenty Five [Member]
Number Of Operating Partnerships [Line Items]
Number Of Operating Partnerships	0	0
Series Twenty Six [Member]
Number Of Operating Partnerships [Line Items]
Number Of Operating Partnerships	8	9
Series Twenty Seven [Member]
Number Of Operating Partnerships [Line Items]
Number Of Operating Partnerships	3	3
Series Twenty Eight [Member]
Number Of Operating Partnerships [Line Items]
Number Of Operating Partnerships	4	5
Series Twenty Nine [Member]
Number Of Operating Partnerships [Line Items]
Number Of Operating Partnerships	5	7
Series Thirty [Member]
Number Of Operating Partnerships [Line Items]
Number Of Operating Partnerships	0	5
Series Thirty One [Member]
Number Of Operating Partnerships [Line Items]
Number Of Operating Partnerships	1	8
Series Thirty Two [Member]
Number Of Operating Partnerships [Line Items]
Number Of Operating Partnerships	5	6
Series Thirty Three [Member]
Number Of Operating Partnerships [Line Items]
Number Of Operating Partnerships	3	3
Series Thirty Four [Member]
Number Of Operating Partnerships [Line Items]
Number Of Operating Partnerships	4	4
Series Thirty Five [Member]
Number Of Operating Partnerships [Line Items]
Number Of Operating Partnerships	2	2
Series Thirty Six [Member]
Number Of Operating Partnerships [Line Items]
Number Of Operating Partnerships	2	3
Series Thirty Seven [Member]
Number Of Operating Partnerships [Line Items]
Number Of Operating Partnerships	0	1
Series Thirty Eight [Member]
Number Of Operating Partnerships [Line Items]
Number Of Operating Partnerships	3	4
Series Thirty Nine [Member]
Number Of Operating Partnerships [Line Items]
Number Of Operating Partnerships	0	0
Series Forty [Member]
Number Of Operating Partnerships [Line Items]
Number Of Operating Partnerships	7	9
Series Forty One [Member]
Number Of Operating Partnerships [Line Items]
Number Of Operating Partnerships	11	12
Series Forty Two [Member]
Number Of Operating Partnerships [Line Items]
Number Of Operating Partnerships	9	11
Series Forty Three [Member]
Number Of Operating Partnerships [Line Items]
Number Of Operating Partnerships	13	17
Series Forty Four [Member]
Number Of Operating Partnerships [Line Items]
Number Of Operating Partnerships	7	7
Series Forty Five [Member]
Number Of Operating Partnerships [Line Items]
Number Of Operating Partnerships	22	26
Series Forty Six [Member]
Number Of Operating Partnerships [Line Items]
Number Of Operating Partnerships	14	14